Derivative Liability (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
Derivative Liability [Abstract]
Schedule of Derivative Instruments

	April 30,	July 31,
	2014	2013
Volatility	154.7%	144.5%
Risk-free interest rate	0.98%	0.97%
Dividend yield	0.0%	0.0%
Expected life	2.7 years	3.4 years

	July 31, 2013	July 31, 2012
Volatility	144.5%	85.0%
Risk-free interest rate	0.97%	0.53%
Dividend yield	0.0%	0.0%
Expected life	3.4 years	0.42 - 4.4 years